Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2014
Customer relationships and other intangible assets
Other intangibles
Schedule of details of customer relationships and tradename other intangible assets

	Successor
	December 31, 2014
(Dollars in thousands)	Weighted-Average Amortization Period (in years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	16.4	$360,000	$(13,353)	$346,647
Tradename and other intangible assets	9.9	79,365	(7,977)	71,388

		$439,365	$(21,330)	$418,035

Schedule of estimated future amortization expense
(Dollars in thousands)
2015	$33,854
2016	33,865
2017	33,865
2018	27,559
2019	23,865

Other intangibles
Other intangibles
Schedule of other intangibles

Successor
(Dollars in thousands)	December 31, 2014
Goodwill	$58,094
Customer relationships	346,647
Contractual vendor intangible assets	47,580
Tradename and other intangible assets	71,388

$523,709